PIMCO Funds

Supplement Dated May 13, 2016 to the

Asset Allocation Funds Prospectus, Bond Funds Prospectus,

Equity-Related Strategy Funds Prospectus, International Bond Funds Prospectus,

Quantitative Strategies Prospectus and Tax-Efficient Strategy Funds Prospectus,

each dated July 31, 2015, each as supplemented from time to time (each, a “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES IN DIVIDEND ACCRUAL TIMING

Effective July 18, 2016, the second sentence of the first paragraph in the Fund Distributions section in each Prospectus is deleted in its entirety.

In addition, effective July 18, 2016, the fourth paragraph in the Fund Distributions section in each Prospectus is deleted in its entirety and replaced with the following:

Shares Purchased by Wire: Dividends will begin to accrue the business day following the day the order is effected or such later date as agreed with the Trust.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated May 13, 2016 to the

Credit Bond Funds Prospectus and Real Return Strategy Funds Prospectus,

each dated July 31, 2015, each as supplemented from time to time (each, a “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES IN DIVIDEND ACCRUAL TIMING

Effective July 18, 2016, the second sentence of the first paragraph in the Fund Distributions section in each Prospectus is deleted in its entirety.

In addition, effective July 18, 2016, the fourth paragraph in the Fund Distributions section in each Prospectus is deleted in its entirety and replaced with the following:

Shares Purchased by Wire: With respect to the Funds whose policy it is to declare dividends daily, dividends will begin to accrue the business day following the day the order is effected or such later date as agreed with the Trust.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated May 13, 2016 to the Short Duration Strategy Funds Prospectus,

dated July 31, 2015, as supplemented from time to time (the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES IN DIVIDEND ACCRUAL TIMING

Effective July 18, 2016, the second sentence of the first paragraph in the Fund Distributions section in the Prospectus is deleted in its entirety.

In addition, effective July 18, 2016, the fourth paragraph in the Fund Distributions section in the Prospectus is deleted in its entirety and replaced with the following:

Shares Purchased by Wire: Except for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, dividends will begin to accrue the business day following the day the order is effected or such later date as agreed with the Trust.

In addition, effective July 18, 2016, the sixth paragraph in the Fund Distributions section in the Prospectus is deleted in its entirety and replaced with the following:

With respect to the PIMCO Government Money Market Fund, if a purchase order for shares is received prior to 4:00 p.m., Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received at or after 4:00 p.m., Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at the next day’s NAV, and dividends will begin to accrue the following business day. If shares are redeemed, dividends will stop accruing the day prior to the day the shares are redeemed.

Investors Should Retain This Supplement for Future Reference

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